UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Cambiar Aggressive Value ETF

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

	Shares	Value

CANADA — 6.3%

Cenovus Energy	175,190	$3,601,906

FRANCE — 2.2%

Airbus ADR	30,918	1,268,875

GERMANY — 4.6%

Infineon Technologies ADR	76,000	2,639,480

JAPAN — 1.8%

Nintendo ADR	87,610	1,067,090

UNITED STATES — 80.3%
Air Lease	63,902	3,210,436
Alphabet *	13,816	2,248,968
American Express	5,000	1,170,150
Applied Materials	5,462	1,085,026
Bristol-Myers Squibb	41,230	1,811,646
Centene *	28,852	2,107,927
Chevron	18,552	2,991,881
Constellation Brands	8,271	2,096,368
Corteva	31,570	1,708,884
Delta Air Lines	52,540	2,630,678
Energy Transfer	139,760	2,198,425
Eni ADR	75,574	2,420,635
Goldman Sachs Group	4,844	2,066,983
Intercontinental Exchange	9,688	1,247,427
Laboratory Corp of America Holdings	11,500	2,315,755
Medtronic	26,792	2,149,790
PPG Industries	18,032	2,326,128
RTX	20,100	2,040,552
TE Connectivity	13,396	1,895,266

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Texas Instruments	14,432	$2,546,094
Uber Technologies *	10,306	682,979
Union Pacific	5,125	1,215,445
Waters *	6,520	2,014,941

		46,182,384

TOTAL COMMON STOCK (Cost $44,552,430)		54,759,735

TOTAL INVESTMENTS — 95.2% (Cost $44,552,430)		$54,759,735

Percentages are based on Net Assets of $57,513,611.

*	Non-income producing security.

ADR — American Depositary Receipt

As of April 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

Aggressive Value ETF Fund

Assets:
Cost of securities	$44,552,430

Investments in securities, at value	$54,759,735
Cash equivalents	2,615,811
Dividends receivable	62,621
Receivable for dividend tax reclaims	102,814
Prepaid expenses	5,347

Total Assets	57,546,328

Liabilities:
Investment Adviser fees payable	32,717

Total Liabilities	32,717

Net Assets	$57,513,611

Net Assets:
Paid-in Capital	$59,017,628
Total Accumulated Losses	(1,504,017)

Net Assets	$57,513,611

Net Assets	$57,513,611
Total shares outstanding at end of period	2,016,961
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$28.51

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
FOR THE SIX MONTHS ENDED
APRIL 30, 2024 (UNAUDITED)

STATEMENT OF OPERATIONS

Aggressive Value ETF Fund

Investment Income
Dividends	$556,298
Interest	8,145
Less: Foreign Taxes Withheld	(3,294)

Total Investment Income	561,149

Expenses
Investment Advisory Fees	155,768
Trustees’ Fees	4,506
Chief Compliance Officer Fees	963
Audit Fees	18,584
Custodian Fees	6,598
Registration & Filing Fees	4,972
Printing Fees	4,477
Legal Fees	3,024
Transfer Agent Fees	1,397
Pricing Fees	415
Other Expenses	3,017

Total Expenses	203,721

Less:
Investment Advisory Fees Waiver	(47,952)

Net Expenses	155,769

Net Investment Income	405,380

Net Realized Gain on Investments	2,987,792
Net Realized Gain on Foreign Currency Transactions	600
Net Change in Unrealized Appreciation on Investments	6,734,659
Net Change in Unrealized Appreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	149

Net Gain	9,723,200

Net Increase in Net Assets from Operations	$10,128,580

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023*
Operations:
Net Investment Income	$405,380	$693,517
Net Realized Gain(1)	2,988,392	4,388,233
Net Change in Unrealized Appreciation (Depreciation)	6,734,808	(1,016,629)

Net Increase in Net Assets Resulting from Operations	10,128,580	4,065,121

Distributions:	(287,724)	(291,761)

Capital Share Transactions:
Issued	1,713,838	5,243,058
Reinvestment of Dividends	—	287,762
Redeemed	(731,705)	(6,070,414)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	982,133	(539,594)

Total Increase in Net Assets	10,822,989	3,233,766

Net Assets:
Beginning of period	46,690,622	43,456,856

End of period	$57,513,611	$46,690,622

Share Transactions:
Issued	60,000	214,381
Reinvestment of Dividends	—	13,009
Redeemed	(28,364)	(251,793)

Net Increase (Decrease) in Shares Outstanding	31,636	(24,403)

Amounts designated as “—“ are $0 or have been rounded to $0.

(1) Includes realized gain as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements.)

* For the Period prior to February 12, 2023 the performance presented is for the Predecessor Fund. See Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Year or Period

	Cambiar Aggressive Value ETF
	Period November 1,	Year ended October 31,

	2023 to April 30, 2024
	(Unaudited)	2023^	2022^	2021^	2020^	2019^
Net Asset Value, Beginning of Year	$23.52	$21.62	$25.20	$17. 11	$18.73	$17.50
Income (Loss) from Operations:
Net Investment Income(1)	0.21	0.35	0.17	0.03	0.15	0.22
Net Realized and Unrealized Gain (Loss)	4.93	1.70	(3.67)	8.16	(1.51)	1.15

Total from Operations	5.14	2.05	(3.50)	8.19	(1.36)	1.37

Dividends and Distributions:
Net Investment Income	(0.15)	(0.15)	(0.08)	(0.10)	(0.26)	(0.14)

Total Dividends and Distributions	(0.15)	(0.15)	(0.08)	(0.10)	(0.26)	(0.14)

Redemption Fees(1)	—	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Year	$28.51	$23.52	$21.62	$25.20	$17.11	$18.73

Total Return†	21.89%	9.51%	(13.93)%	47.96%	(7.44)%	8.04%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$57,514	$46,691	$43,457	$53,693	$37,808	$54,735
Ratio of Expenses to Average Net Assets	0.59%*	0.73%	1.05%	1.00%	1.05%	1.16%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.77%*	0.89%	1.34%	1.22%	1.29%	1.32%
Ratio of Net Investment Income to Average Net Assets	1.54%*	1.48%	0.72%	0.13%	0.86%	1.26%
Portfolio Turnover Rate	23%**	70%	103%	112%	135%	92%

^	For the Period prior to February 12, 2023 the performance presented is for the Predecessor Fund. See Note 6 in the Notes to Financial Statements.
*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts	designated as “-” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

NOTES TO THE FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 portfolios. The financial statements herein are those of the Cambiar Aggressive Value ETF (the “Fund”), which is considered to be non-diversified. The investment objective of the Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units”. Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Cambiar Aggressive Value Fund, an open-ended mutual fund (the “Predecessor Fund”). After being approved by shareholders of the Predecessor Fund, the Predecessor Fund was reorganized into the Fund, effective on February 13, 2023 (the “Reorganization”). As a result of the Reorganization, shareholders of the Predecessor Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Fund. The Reorganization was a tax-free exchange of shares for the shareholders of the Predecessor Fund

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2024, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Fund of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

The following table discloses the value/cost- of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of April 30, 2024:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee

10,000	$ 100	$ 235,200	$ 100

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2024, the Fund incurred the following fees for these services: $– for the Cambiar Aggressive Value ETF.

The Fund has adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Brown Brothers Harriman & Co serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

Brown Brothers Harriman & Co serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

4. Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for the Fund are as follows:

Advisory Fee
0.59%

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

Pursuant to an investment advisory agreement with the Trust and subject to the general supervision of the Board, the Adviser provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) under a unitary fee structure. The Fund is responsible for paying: (a) the management fee payable to the Adviser under the investment advisory agreement; (b) interest; (c) taxes; (d) brokerage commissions, and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments; (e) acquired fund fees and expenses; (f) accrued deferred tax liability; (g) extraordinary expenses; and (h) distribution fees and expenses paid by the Fund under any distribution plan adopted by the Board pursuant to Rule 12b-1 under the 1940 Act, if any. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.59% of the average daily net assets of the Fund.

With respect to the Predecessor Fund, the advisory fee under the terms of an investment advisory agreement for the Predecessor Fund was 0.90% of the Predecessor Fund’s average daily net assets. However, the Adviser had contractually agreed, through March 1, 2023, to waive a portion of its advisory fees and to assume expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of the Predecessor Fund from exceeding 0.95% of the average daily net assets of each of the Predecessor Fund’s share classes (the “Contractual Expense Limit”). In addition, the Adviser was entitled to seek reimbursement from the Predecessor Fund for the difference between the total annual fund operating expenses (not including excluded expenses) and the expense cap noted above in order to recapture all or a portion of the Adviser’s previously waived fees and reimbursed expenses made during the preceding three-year period. As a result of the Reorganization, the Contractual Expense Limit and the Adviser’s right to recapture previously waived fees and reimbursed expenses were terminated as of February 12, 2023.

For the fiscal period ended April 30, 2024, the Fund paid 0.59% of its average daily net assets (after fee waivers) in advisory fees to the Adviser.

For the fiscal period ended April 30, 2024, the Adviser waived $47,952 of investment advisory fees. Such waived advisory fees are no longer subject to recapture by the Adviser.

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2024.

5. Investment Transactions:

For the period ended April 30, 2024, the purchases and sales of investment in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales
$ 12,080,029	$ 14,194,446

There were no purchases or sales of long-term U.S. Government Securities of the Fund.

For the period ended April 30, 2024, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain
$ 1,667,934	$ 490,042	$ 52,249

6. Reorganization:

At a meeting held on February 6, 2023, the shareholders of the Cambiar Aggressive Value Fund (the “Predecessor Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) relating to the reorganization of the Predecessor Fund (the “Reorganization”) into a new series of the Trust to operate as an exchange-traded fund (the “Cambiar Aggressive Value ETF” or the “Fund”). Following a recommendation by the Adviser, the Trust’s Board had previously determined that the Reorganization was in the best interests of the Predecessor Fund and its shareholders, and recommended to shareholders that they vote to approve the Plan. The Reorganization became effective on February 13, 2023 when the Fund commenced operations. As a result of the Reorganization, shareholders of the Predecessor Fund received shares of the Fund, and the Fund assumed the performance and accounting history of the Predecessor Fund.

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to investments in partnerships, foreign currency translations. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2023 is primarily related to tax treatment of gains (losses) from securities redeemed in-kind:

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

Distributable Loss	Paid-in Capital
$ (1,134,356)	$ 1,134,356

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
2023	$291,761	$—	$291,761
2022	173,024	—	173,024

As of October 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$287,503
Capital Loss Carryforwards	(14,940,567)
Net Unrealized Appreciation	3,308,185
Other Temporary Differences	6

Total Accumulated Losses	$(11,344,873)

As of October 31, 2023, the Fund has capital losses carried forward as follows:

Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
$14,940,567	$—	$14,940,567

During the year ended October 31, 2023, the following funds utilized the prior year capital loss carryforward:

Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
$3,494,522	$—	$3,494,522

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$44,552,430	$10,868,059	$(660,754)	$10,207,305

8. Concentrated Risks:

The Fund’s use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate closely or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may result in the Fund accepting a lower price to sell a security, selling other securities

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

to raise cash or giving up another investment opportunity, any of which could have a negative effect on the Fund’s management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise fail to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review the Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

9. Other:

At April 30, 2024, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of April 30, 2024.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES (Unaudited)

All ETFs have operating expenses. As a shareholder of a ETF, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a ETF’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a ETF’s average net assets; this percentage is known as a ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other ETFs. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other ETFs. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all ETFs to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other ETFs.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 11/01/23	Ending Account Value 04/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Aggressive Value ETF
Actual Fund Return	$1,000.00	$1,218.90	0.59%	$3.25
Hypothetical 5% Return	$1,000.00	$1,021.93	0.59%	$2.97

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE ETF
APRIL 30, 2024

SUPPLEMENTAL INFORMATION (UNAUDITED)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding the Fund’s premiums and discounts is available on the Fund’s website at www.cambiar.com/etf/camx.

NOTES

The Cambiar ETFs

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CMB-SA-002-0200

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR §270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024